Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the year ended Dec. 31, 2014			For the year ended Dec. 31, 2013			For the year ended Dec. 31, 2012
	Loss in euro (Numera-tor)	Shares (Denominator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin-ator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin-ator)	Per-Share Amount
Basic EPS
Income (loss) available to common Shareholders	(512,007)	23,600,428	(0.02)	(5,021,229)	20,593,720	(0.24)	(7,475,490)	17,556,395	(0.43)
Effect of dilutive securities:
Stock options only in the money					-			-
Diluted EPS
Income (Loss) available to common shareholders, including assumed
Conversions	(512,007)	23,600,428	(0.02)	(5,021,229)	20,593,720	(0.24)	(7,475,490)	17,556,395	(0.43)